BUSINESS COMBINATIONS - Schedule of Intangible Assets Acquired in Business Combination (Details) - Obagi and Milk Business Combinations $ in Thousands	Jul. 28, 2022 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	$ 662,800
Obagi
Acquired Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	505,300
Milk
Acquired Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	157,500
Trademarks and Trade Name
Acquired Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	$ 559,000
Weighted- Average Useful Life	14 years
Trademarks and Trade Name | Obagi
Acquired Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	$ 414,000
Trademarks and Trade Name | Milk
Acquired Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	145,000
Customer/distributor relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	$ 36,000
Weighted- Average Useful Life	11 years
Customer/distributor relationships | Obagi
Acquired Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	$ 25,000
Customer/distributor relationships | Milk
Acquired Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	11,000
Tretinoin distribution and supply agreement
Acquired Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	$ 38,900
Weighted- Average Useful Life	5 years
Tretinoin distribution and supply agreement | Obagi
Acquired Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	$ 38,900
Tretinoin distribution and supply agreement | Milk
Acquired Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	0
Formulations
Acquired Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	$ 28,900
Weighted- Average Useful Life	8 years
Formulations | Obagi
Acquired Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	$ 27,400
Formulations | Milk
Acquired Finite-Lived Intangible Assets [Line Items]
Total Intangible Assets	$ 1,500